RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 20, 2017	Mar. 31, 2019	Mar. 31, 2018	May 21, 2019	Apr. 17, 2019
Related party transaction, expenses from transactions with related party	$ 10,000
Professional fee		$ 120,000	$ 90,000
Due to related parties, current		36,095	11,095
Accounts Payable [Member]
Accrued professional fee		70,000	$ 20,000
Promissory Notes [Member]
Debt conversion, original debt, amount		$ 1,500,000
Debt instrument, convertible, conversion price		$ 10.00
Commercial Paper [Member] | Subsequent Event [Member]
Debt instrument face amount				$ 14,559	$ 55,000
Cowen Investments II LLC [Member] | Commercial Paper [Member] | Subsequent Event [Member]
Debt instrument face amount				$ 14,559	$ 55,000